Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of deferred taxes [text block] [Abstract]
Disclosure of deferred taxes [text block]
16.	Deferred income tax assets and liabilities

	As of January 1, 2018	Effect on profit or loss	Effect on OCI	Effect on equity	Effect on asset	As of December 31, 2018	Effect on profit or loss	Effect on OCI	As of December 31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Effect of tax-loss carry forward	-	-	-	-	-	-	2,614	-	2,614
Provision of discounts and bonuses to customers	-	137	-	-	-	137	1,895	-	2,032
Provision for vacations	76	13	-	-	-	89	1,640	-	1,729
Allowance for expected credit losses for other receivables	-	2,665	-	-	-	2,665	(1,691)	-	974
Effect of differences between book and tax bases of inventories.	-	-	-	-	-	-	922		922
Allowance for expected credit losses for trade receivables	4	65	-	-		69	763	-	832
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	34	82	-	-	-	116	82	-	198
Other	28	(6)	-	-	-	22	367	-	389
	142	2,956	-	-	-	3,098	6,592	-	9,690
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	-	-	-	-	-	-	(2,259)	-	(2,259)
Other	-	-	-	-	-	-	(12)	-	(12)
	-	-	-	-	-	-	(2,271)	-	(2,271)
Total deferred income tax assets	142	2,956	-	-	-	3,098	4,321	-	7,419

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets, note 1.3	17,087	-	-	-	-	17,087	-	-	17,087
Impairment of mining assets	8,217	(571)	-	-	-	7,646	(523)	-	7,123
Provision for spare parts and supplies obsolescence	3,192	1,039	-	-	-	4,231	732	-	4,963
Provision for vacations	3,829	296	-	-	-	4,125	(1,054)	-	3,071
Long-term incentive plan	8,945	1,675	-	-	-	10,620	(8,109)	-	2,511
Financial instruments designated at fair value through OCI	2,253	-	-	(2,253)	-	-	-	879	879
Rehabilitation provision	507	(269)	-	-	-	238	301	-	539
Allowance for expected credit losses for trade receivables	489	107	-	-	-	596	(495)	-	101
Effect of differences between book and tax bases of inventories	-	-	-	-	922	922	(922)	-	-
Provision of discounts	1,093	(99)	-	-	-	994	(994)	-	-
Other	1,441	180	-	-	-	1,621	(1,272)	-	349
	47,053	2,358	-	(2,253)	922	48,080	(12,336)	879	36,623
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(153,265)	(12,101)	-	-	-	(165,366)	(12,082)	-	(177,448)
Net gain on cash flow hedge	(144)	8,137	(11,612)	-	-	(3,619)	(354)	754	(3,219)
Effect of costs of issuance of senior notes	(2,422)	1,558	-	-	-	(864)	(146)	-	(1,010)
Financial instruments designated at fair value through OCI	-	-	(1,675)	-	-	(1,675)	-	1,675	-
Other	(45)	-	-	-	-	(45)	-	-	(45)
	(155,876)	(2,406)	(13,287)	-	-	(171,569)	(12,582)	2,429	(181,722)
Total deferred income tax liabilities, net	(108,823)	(48)	(13,287)	(2,253)	922	(123,489)	(24,918)	3,308	(145,099)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the 2019, 2018 and 2017 is as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Profit before income tax from continuing operations	194,353	116,141	128,417
Loss before income tax from discontinued operations	-	-	(1,305)
Accounting profit before income tax	194,353	116,141	127,112
At statutory income tax rate of 29.5%	(57,334)	(34,262)	(37,498)

Permanent differences
Non-deductible expenses, net	(4,181)	(6,546)	(8,776)
Effect of tax-loss carry forward non-recognized	(791)	(187)	(246)
Dividends obtained from available-for-sale investments	-	-	39
At the effective income tax rate of 32% in 2019 (2018: 35% and 2017: 37%)	(62,306)	(40,995)	(46,481)

Income tax from continuing operations	(62,306)	(40,995)	(47,032)
Income tax from discontinued operations	-	-	551

	(62,306)	(40,995)	(46,481)

The income tax expenses shown for the years ended December 31, 2019, 2018 and 2017 are:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Consolidated statement of profit or loss
Current	(41,702)	(42,959)	(58,161)
Deferred	(20,604)	1,964	11,129

	(62,306)	(40,995)	(47,032)

The income tax recorded directly to other comprehensive income represents a gain of S/3,308,000 for 2019, a loss of S/13,287,000 for 2018 and a gain of S/11,339,000 for 2017.

Following is the composition of deferred income tax related to items recognized in OCI and equity during the year:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on available-for-sale financial asset	2,554	(1,675)	62
Tax effect on unrealized gain (loss) on derivative financial asset	754	(2,354)	11,277
Transfer to profit or loss hedge derivate financial instruments which changed to a trading condition.	-	(9,258)	-

Total deferred income tax in OCI	3,308	(13,287)	11,339

Other	-	(2,253)	2,253

Total deferred income tax in equity	-	(2,253)	2,253

As of December 31, 2019, 2018 and 2017, it was not necessary to recognize deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the tax rules in effect in Peru, are not subject to income tax.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/83,822,000 (2018: S/72,140,000), which should not be recognized in the consolidated financial statements according with IAS 12.